Notes Payable (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2015	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Proceeeds from financing			$ 2,000,000
Debt conversion price per share			$ 0.25
Shares issued for convertible notes			$ 84,000
Interest expense			52,521	$ 54,065
Related party notes and accrued interest			9,175	12,065
Vendor [Member]
Debt conversion price per share		$ 0.25
Shares issued for convertible notes		$ 7,000
Vendors [Member]
Due to related parties				$ 42,000
Debt instruments converted into shares	168,000
Marketing Firm [Member]
Convertible notes payable			42,000
Convertible Short Term Notes [Member]
Interest expense			$ 42,000